Accounts receivable, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Credit Loss [Abstract]
Beginning balance	$ 618,524	$ 75,931
(Reversal) Addition	121,571	536,626
Exchange rate effect	21,721	5,967
Ending balance	$ 761,816	$ 618,524